PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses	$ 3,349,990	$ 1,305,088
Deposits	59,925	226,189
Other receivables	80,531	17,440
Total	$ 3,490,446	$ 1,548,717